TRADE AND OTHER PAYABLES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts	$ 25,504,588	$ 8,193,582
Accrued liabilities payable	7,839,042	1,219,805
Financial liabilities	33,343,630	9,413,387
Allowance for warranties	502,982	381,752
Salaries and vacations payable	4,576,361	1,566,103
Deductions at source	869,935	399,370
Sales taxes payable	636,939	470,113
Deferred revenue	479,718	173,889
Non-financial liabilities	7,065,935	2,991,227
Trade and other payables	$ 40,409,565	$ 12,404,614